Related Party Transactions	12 Months Ended
Dec. 31, 2024
Entity Information [Line Items]
Related Party Transactions
10. RELATED PARTY TRANSACTIONS
Service Company
The Service Company allocates the costs for services provided based on cost drivers designed to result in fair and equitable allocations. This includes ensuring that the regulated utilities served, including AES Ohio, are not subsidizing costs incurred for the benefit of other businesses.
Benefit Plans
DPL participates in an agreement with Health and Welfare Benefit Plans LLC, an affiliate of AES, to participate in a group benefits program, including but not limited to, health, dental, vision and life benefits. Health and Welfare Benefit Plans LLC administers the financial aspects of the group insurance program, receives all premium payments from the participating affiliates, and makes all vendor payments.
Long-term Compensation Plan
During 2024, 2023 and 2022, many of AES Ohio’s
non-union
employees received benefits under the AES Long-term Compensation Plan, a deferred compensation program. This type of plan is a common employee retention tool used in our industry. Benefits under this plan are granted in the form of performance units payable in cash and AES restricted stock units. Restricted stock units vest ratably over a three-year period. The performance units payable in cash vest at the end of the three-year performance period and are subject to certain AES performance criteria. Total deferred compensation expense for the years ended December 31, 2024, 2023 and 2022 was not material and is included in
Operation and maintenance
on AES Ohio’s Statements of Operations. The value of these benefits is being recognized over the
36-month
vesting period and a portion is recorded as miscellaneous deferred credits with the remainder included in
Other
paid-in
capital
on AES Ohio’s Balance Sheets in accordance with ASC 718 -
Compensation - Stock Compensation
.

The following table provides a summary of our related party transactions:

	Years ended December 31,
$ in millions	2024	2023	2022
The following transactions are included in Operation and Maintenance on the Statements of Operations:
Charges from the Service Company	$66.2	$50.5	$43.2
Charges to the Service Company	$(4.1)	$(3.0)	$(4.0)
Services provided by AES and other AES affiliates	$37.6	$32.2	$28.1
Services provided by other related parties	$1.9	$1.7	$2.5
Transactions primarily included in Net property, plant and equipment and Intangible assets, net on the Balance Sheets:
Charges from the Service Company	$54.6	$31.8	$21.6

Balances with related parties (include in Accounts Receivable, net and Accounts Payable ):	At December 31, 2024	At December 31, 2023
Net payable to the Service Company	$(26.9)	$(3.9)
Net receivable from / (payable to) AES and other AES affiliates	$(0.3)	$2.4
Income Taxes
AES files federal and state income tax returns which consolidate DPL and its subsidiaries, including AES Ohio. Under a tax sharing agreement with DPL, AES Ohio is responsible for the income taxes associated with its own taxable income and records the provision for income taxes using a separate return method. Under this agreement, AES Ohio had a net receivable balance of $24.9 million and $24.4 million at December 31, 2024 and 2023, respectively, which are recorded in
Taxes receivable
on the accompanying Balance Sheets. During 2024, 2023 and 2022, AES Ohio made no payments to DPL for its share of income taxes.